Financial Instruments (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes, due April 2019	$ 350,000		$ 200,000
Long-term debt, gross	683,700		512,500
Plus: Unamortized premium on Senior Notes	1,461
Total long-term debt	685,161	[1]	512,500
CMM Credit Facility, Due March 2017 [Member]
Debt Instrument [Line Items]
Credit facility used for acquisition	127,000
CMLP Credit Facility, Due November 2017 [Member]
Debt Instrument [Line Items]
Credit facility used for acquisition	$ 206,700		$ 312,500

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.